Financial Instruments - Additional Information (Detail)	12 Months Ended														12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2014 Capital Lease [Member] CAD	Dec. 31, 2014 6.500% 10-year Notes [Member]	Dec. 31, 2014 7.250% Notes due in May 2019 [Member]	Dec. 31, 2014 Treasury rate locks [Member] CAD	Dec. 31, 2013 Treasury rate locks [Member] CAD	Dec. 31, 2014 Forward Starting Interest Rate Swaps [Member] CAD	Dec. 31, 2014 Interest Rate Swaps [Member] USD ($)	Dec. 31, 2013 Interest Rate Swaps [Member] Derivative	Dec. 31, 2013 Foreign Exchange Forward [Member] CAD	Dec. 31, 2014 Accumulated Other Comprehensive Income (Loss) [Member] Forward Starting Interest Rate Swaps [Member] CAD	Dec. 31, 2014 Accumulated Other Comprehensive Income (Loss) [Member] Foreign Exchange Forward [Member] CAD	Dec. 31, 2013 Accumulated Other Comprehensive Income (Loss) [Member] Foreign Exchange Forward [Member] CAD	Dec. 31, 2014 Accumulated Other Comprehensive Income (Loss) [Member] Accounts Payable and Accrued Liabilities [Member] Forward Starting Interest Rate Swaps [Member] CAD	Dec. 31, 2014 Accumulated Other Comprehensive Income (Loss) [Member] Other Long-Term Liabilities [Member] Forward Starting Interest Rate Swaps [Member] CAD	Dec. 31, 2014 Retained Earnings [Member] Foreign Exchange Forward [Member] CAD	Dec. 31, 2013 Retained Earnings [Member] Foreign Exchange Forward [Member] CAD	Dec. 31, 2013 Other Current Assets [Member] Foreign Exchange Forward [Member] CAD	Dec. 31, 2013 Other Assets [Member] Foreign Exchange Forward [Member] CAD	Dec. 31, 2014 Net Investment Hedging [Member] CAD	Dec. 31, 2013 Net Investment Hedging [Member] CAD	Dec. 31, 2012 Net Investment Hedging [Member] CAD	Dec. 31, 2013 Non Financial Assets [Member] CAD	Dec. 31, 2012 Non Financial Assets [Member] CAD	Dec. 31, 2014 Carrying Value Disclosure [Member] CAD	Dec. 31, 2013 Carrying Value Disclosure [Member] CAD
Schedule of Investments [Line Items]
Fair Value of Long-term debt		6,939,000,000		5,572,000,000
Long-term debt																														5,793,000,000	4,876,000,000
Total impairment charge				435,000,000		265,000,000																						434,000,000	265,000,000
Gain(loss) on effective portion of derivative instrument designated as hedge																(46,000,000)			(21,000,000)	(25,000,000)					(319,000,000)	(217,000,000)	69,000,000
Amount of ineffectiveness on net investment hedges																										0	0
Capital lease settlement		8,000,000					17,000,000
Debt instrument interest rate								6.50%	7.25%
Maturity								2018-05	2019-05
Unrealized gain (loss) derived from foreign exchange forward contract			18,000,000		(4,000,000)										25,000,000		3,000,000	5,000,000			14,000,000	20,000,000	6,000,000	19,000,000
Combined realized and unrealized foreign exchange gain (loss )	3,000,000
Floating-to-fixed interest rate swap agreements												1,400,000,000
Notional amount of interest rate swaps													600,000,000
Number of outstanding interest rate swaps														0
Unamortized losses related to interest rate locks accounted as cash flow hedges										21,000,000	22,000,000